Principal Accounting Policies - Schedule of Changes in Deferred Revenue (Detail) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Deferred Revenue [Abstract]
Balance at beginning of the period	¥ 183,138	¥ 247,437
Additions to deferred revenue	70,615	148,144
Recognition of deferred revenue	(103,328)	(165,756)
Deconsolidation of CEIBS Publishing Group		(65,928)
Balance at end of the period	¥ 150,425	¥ 163,897